AUDIT AND OTHER SERVICES - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	£ 14.9	£ 15.0	£ 12.8
Audit of the Santander UK group’s subsidiaries	0.7	0.7	0.8
Total audit fees	15.6	15.7	13.6
Non-audit fees:
Audit-related assurance services	2.2	2.3	1.9
Other assurance services	1.2	0.8	0.8
Other non-audit services	0.9	0.2	0.2
Total non-audit fees	4.3	3.3	2.9
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.1	£ 0.7	£ 0.6